Contract Liabilities - Schedule of Receipts in Advance from Customers (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities
Total contract liabilities	¥ 21,994	¥ 18,690
Current	12,754	6,314
Non-current	9,240	12,376
Subscriptions and licensing [Member]
Contract liabilities
Total contract liabilities	13,704	13,469
Smart music education [Member]
Contract liabilities
Total contract liabilities	8,252	5,183
Music Festival Events [Member]
Contract liabilities
Total contract liabilities	¥ 38	¥ 38